Commitments and Contingencies - Summary of Future Minimum Annual Lease Payments (Detail) - Bothell, Washington - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
2017	$ 214
2017		$ 281
2018	95	95
Total	$ 309	$ 376